Payment of Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May. 14, 2013	Jun. 29, 2013
Equity [Line Items]
Dividends declared per common share		$ 2.53
Common Class A and Class B [Member]
Equity [Line Items]
Payment of dividends	$ 220
Dividends declared per common share	$ 2.53